Submission	Mar. 10, 2025
Submission [Line Items]
Central Index Key	0001535527
Registrant Name	CrowdStrike Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES